Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Costs and Estimated Earnings in Excess of Billings On Uncompleted Contracts

The following table summarizes the adjustments due to the adoption of ASC Topic 606:

	December 31, 2017	ASC Topic 606	January 1, 2018
Assets:
Costs and estimated earnings in excess of billings on uncompleted contracts	$995	$(995)	$-
Contract assets	-	1,140	1,140
Liabilities:
Contract liabilities	$-	$145	$145

Schedule of Contract Assets and Liabilities

The following table summarizes the Company’s contract assets and liabilities balances:

2018

Contract assets at January 1, 2018	$1,140
Contract assets at December 31, 2018	$899

Change in contract assets - decrease	$241

Contract liabilities at January 1, 2018	$186
Contract liabilities at December 31, 2018	$1,093

Change in contract liabilities - increase	$907